Trading Property (Details 4) ₪ in Millions	12 Months Ended
Dec. 31, 2017 ILS (₪)
Delay in construction commencement date (months) 0 [Member]
Disclosure of Trading Property [Line Items]
Delay in construction commencement date (months)	₪ 209.7
Delay in construction commencement date (months) 6 [Member]
Disclosure of Trading Property [Line Items]
Delay in construction commencement date (months)	204.3
Delay in construction commencement date (months) 12 [Member]
Disclosure of Trading Property [Line Items]
Delay in construction commencement date (months)	198.9
Delay in construction commencement date (months) 18 [Member]
Disclosure of Trading Property [Line Items]
Delay in construction commencement date (months)	194.0
Delay in construction commencement date (months) 24 [Member]
Disclosure of Trading Property [Line Items]
Delay in construction commencement date (months)	189.0
Construction Cost -10% [Member]
Disclosure of Trading Property [Line Items]
Construction Cost	285.6
Construction Cost -5% [Member]
Disclosure of Trading Property [Line Items]
Construction Cost	248.1
Construction Cost 0% [Member]
Disclosure of Trading Property [Line Items]
Construction Cost	209.7
Construction Cost +5% [Member]
Disclosure of Trading Property [Line Items]
Construction Cost	171.0
Construction Cost +10% [Member]
Disclosure of Trading Property [Line Items]
Construction Cost	132.4
Rental income for all phases -10% [Member]
Disclosure of Trading Property [Line Items]
Rental income for all phases	111.3
Rental income for all phases -5% [Member]
Disclosure of Trading Property [Line Items]
Rental income for all phases	160.5
Rental income for all phases 0% [Member]
Disclosure of Trading Property [Line Items]
Rental income for all phases	209.7
Rental income for all phases +5% [Member]
Disclosure of Trading Property [Line Items]
Rental income for all phases	258.6
Rental income for all phases +10% [Member]
Disclosure of Trading Property [Line Items]
Rental income for all phases	307.6
Exit Yield 0 [Member]
Disclosure of Trading Property [Line Items]
Exit Yield	209.7
Exit Yield +15bps [Member]
Disclosure of Trading Property [Line Items]
Exit Yield	193.2
Exit Yield +25bps [Member]
Disclosure of Trading Property [Line Items]
Exit Yield	182.7
Exit Yield +40bps [Member]
Disclosure of Trading Property [Line Items]
Exit Yield	167.3
Exit Yield +50bps [Member]
Disclosure of Trading Property [Line Items]
Exit Yield	₪ 157.6